Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 16, 2016
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Short-Term Inflation-Protected Securities Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus and Prospectus, each dated February 16, 2016,

and Statement of Additional Information (“SAI”) dated February 16, 2016 (as amended October 21, 2016)

Effective June 19, 2017, the Fund will change its name to iShares Short-Term TIPS Bond Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

BlackRock Short-Term Inflation-Protected Securities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Short-Term Inflation-Protected Securities Index Fund

(the “Fund”)

Supplement dated April 5, 2017

to the Fund’s Summary Prospectus and Prospectus, each dated February 16, 2016,

and Statement of Additional Information (“SAI”) dated February 16, 2016 (as amended October 21, 2016)

Effective June 19, 2017, the Fund will change its name to iShares Short-Term TIPS Bond Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.